Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 991,644	R$ 1,210,009
Short-term investments	26,286	71,898
Accounts receivable	2,722,742	1,775,374
Inventories	972,532	943,578
Deposits	502,085	328,876
Taxes recoverable	208,354	203,951
Advances to suppliers	371,594	274,282
Other assets	508,289	850,052
Total current assets	6,303,526	5,658,020
Non-current assets
Long-term investments	0	1,040,454
Accounts receivable	29,452	0
Deposits	2,377,624	3,063,786
Taxes recoverable	46,509	36,136
Other assets	447,480	411,701
Property and equipment	2,772,299	3,034,554
Right-of-use assets	10,125,024	11,470,679
Intangible assets	1,536,000	1,559,613
Total non-current assets	17,334,388	20,616,923
Total assets	23,637,914	26,274,943
Current liabilities
Loans and financing	13,783,259	2,207,199
Leases	3,353,501	6,314,221
Convertible debt instruments	88,996	124,321
Accounts payable	3,931,201	4,147,225
Airport taxes and fees	899,605	584,739
Air traffic liability, services and loyalty program	6,240,689	6,326,057
Salaries and benefits	533,713	508,448
Taxes payable	144,007	125,055
Derivative financial instruments	0	65,375
Provisions	374,141	670,722
Other liabilities	124,039	268,935
Total current liabilities	29,473,151	21,342,297
Non-current liabilities
Loans and financing	9,276,345	12,774,218
Leases	9,357,562	15,064,626
Convertible debt instruments	308,370	1,058,047
Accounts payable	948,543	1,162,396
Airport taxes and fees	711,032	792,680
Taxes payable	193,581	198,898
Provisions	1,400,534	3,508,314
Other liabilities	1,006,858	808,737
Total non-current liabilities	23,202,825	35,367,916
Equity
Issued capital	7,131,859	2,315,628
Unpaid capital	(71,034)	0
Capital reserve	(1,408,711)	2,066,023
Treasury shares	(1,433)	(4,334)
Other comprehensive income	4,903	5,917
Accumulated losses	(34,693,646)	(34,818,504)
Equity	(29,038,062)	(30,435,270)
Total liabilities and equity	R$ 23,637,914	R$ 26,274,943